Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and December 31, 2013, respectively:

	March 31, 2014
	Level 1	Level 2	Level 3	Total
	(In millions)
Assets:
Fixed maturity securities available for sale:
U.S. government and agencies	$—	$130	$—	$130
State and political subdivisions	—	1,072	—	1,072
Corporate debt securities	—	1,739	—	1,739
Mortgage-backed/asset-backed securities	—	104	—	104
Foreign government bonds	—	41	—	41
Preferred stock available for sale	65	86	—	151
Equity securities available for sale	135	—	—	135
Other long-term investments	—	—	40	40
Interest rate swap contracts	—	1	—	1
Foreign currency contracts	—	2	—	2
Total assets	$200	$3,175	$40	$3,415

Liabilities:
Interest rate swap contracts	$—	$1	$—	$1
Commodity contracts	—	4	—	4
Foreign currency contracts	—	1	—	1
Total liabilities	$—	$6	$—	$6

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$—	$126	$—	$126
State and political subdivisions	—	1,075	—	1,075
Corporate debt securities	—	1,606	—	1,606
Mortgage-backed/asset-backed securities	—	109	—	109
Foreign government bonds	—	43	—	43
Preferred stock available for sale	73	78	—	151
Equity securities available for sale	136	—	—	136
Other long-term investments	—	—	38	38
Foreign currency contracts	—	4	—	4
Interest rate swap contracts	—	2	—	2
Total assets	$209	$3,043	38	$3,290

Liabilities:
Interest rate swap contracts	$—	$1	$—	$1
Commodity contracts	—	2	—	2
Total liabilities	$—	$3	$—	$3

The following table presents our fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2013 and 2012, respectively:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(In millions)
Assets:
Fixed-maturity securities available for sale:
U.S. government and agencies	$—	$126	$—	$126
State and political subdivisions	—	1,075	—	1,075
Corporate debt securities	—	1,606	—	1,606
Foreign government bonds	—	43	—	43
Mortgage-backed/asset-backed securities	—	109	—	109
Preferred stock available for sale	73	78	—	151
Equity securities available for sale	136	—	—	136
Other long-term investments	—	—	38	38
Foreign exchange contracts	—	4	—	4
Interest rate swap contracts	—	2	—	2
Total assets	$209	$3,043	$38	$3,290

Liabilities:
Commodity contracts	$—	$2	$—	$2
Interest rate swap contracts	—	1	—	1
Total liabilities	$—	$3	$—	$3

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed-maturity securities available for sale:
U.S. government and agencies	$—	$139	$—	$139
State and political subdivisions	—	1,300	—	1,300
Corporate debt securities	—	1,499	—	1,499
Foreign government bonds	—	48	—	48
Mortgage-backed/asset-backed securities	—	154	—	154
Preferred stock available for sale	109	108	—	217
Equity securities available for sale	138	—	—	138
Other long-term investments	—	—	41	41
Foreign exchange contracts	—	6	—	6
Commodity contracts	—	1	—	1
Total	$247	$3,255	$41	$3,543

Liabilities:
Commodity contracts	$—	$2	$—	$2
Interest rate swap contracts	—	2	—	2
Total liabilities	$—	$4	$—	$4

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in our investments that are classified as Level 3 for the period ended March 31, 2014 (in millions):

Balance, December 31, 2013	$38
Net realized gain	2
Balance, March 31, 2014	$40

The following table presents the changes in our investments that are classified as Level 3 for the years ended December 31, 2013 and 2012 (in millions):

Balance, December 31, 2011	$41
Realized gain (loss)	—
Balance, December 31, 2012	41
Realized loss	(3)
Balance, December 31, 2013	$38